SECURITIES ACT FILE NO. 333-74995
INVESTMENT COMPANY ACT FILE NO. 811-04692

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 19

And

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 50

____________________

EMERGING MARKETS GROWTH FUND, INC.
(Exact Name of Registrant as Specified in Charter)

11100 Santa Monica Blvd., 15th Floor
Los Angeles, California 90025
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including area code:
(310) 996-6000
____________________

Laurie D. Neat
Capital International, Inc.
333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Name and Address of Agent of Service of Process)
____________________

Copies of Communications to:
Robert W. Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective immediately pursuant to paragraph (b) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California on the 19th day of September, 2012.

EMERGING MARKETS GROWTH FUND, INC.

By: Victor D. Kohn

/s/ Victor D. Kohn
Victor D. Kohn
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on September 19, 2012 by the following persons in the capacities indicated.

Signature	Title
(1) Principal Executive Officer:

Victor D. Kohn

/s/ Victor D. Kohn	President and
Victor D. Kohn	Chief Executive Officer

(2) Principal Financial Officer and
Principal Accounting Officer:

Bryan K. Nielsen

/s/ Bryan K. Nielsen	Treasurer
Bryan K. Nielsen

(3) Directors:

Walter G. Borst*	Director
Gary Bruebaker*	Director
Paul N. Eckley*	Director
Beverly L. Hamilton*	Director
Raymond Kanner*	Director
/s/ Victor D. Kohn (Victor D. Kohn)	Director
L. Erik Lundberg*	Director
Helmut Mader*	Director
Luis Freitas de Oliveira*	Director
William B. Robinson*	Director
John P. Rohal*	Director
Aje K. Saigal*	Director
Shaw B. Wagener*	Director
David H. Zellner*	Director

*By:	/s/Laurie D. Neat
(Laurie D. Neat, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Walter R. Burkley
Walter R. Burkley

POWER OF ATTORNEY

I, Walter G. Borst, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Walter G. Borst

Walter G. Borst

Director

POWER OF ATTORNEY

I, Gary Bruebaker, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Gary Bruebaker

Gary Bruebaker

Director

POWER OF ATTORNEY

I, Paul N. Eckley, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Paul N. Eckley

Paul N. Eckley

Director

POWER OF ATTORNEY

I, Beverly L Hamilton, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Beverly L. Hamilton

Beverly L. Hamilton

Director

POWER OF ATTORNEY

I, Raymond Kanner, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Raymond Kanner

Raymond Kanner

Director

POWER OF ATTORNEY

I, L. Erik Lundberg, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ L. Erik Lundberg

L. Erik Lundberg

Director

POWER OF ATTORNEY

I, Helmut Mader, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Helmut Mader

Helmut Mader

Director

POWER OF ATTORNEY

I, Luis Freitas de Oliveira, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

              EFFECTIVE this 21st day of March, 2012.

/s/ Luis Freitas de Oliveira

Luis Freitas de Oliveira

Director

POWER OF ATTORNEY

I, William B. Robinson, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ William B. Robinson

William B. Robinson

Director

POWER OF ATTORNEY

I, John P. Rohal, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ John P. Rohal

John P. Rohal

Director

POWER OF ATTORNEY

I, Aje K. Saigal, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly,  Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Aje K. Saigal

Aje K. Saigal

Director

POWER OF ATTORNEY

I, Shaw B. Wagener, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ Shaw B. Wagener

Shaw B. Wagener

Director

POWER OF ATTORNEY

I, David H. Zellner, the undersigned director of Emerging Markets Growth Fund, Inc., a Maryland corporation, do hereby constitute and appoint Shaw B. Wagener, Victor D. Kohn, Peter C. Kelly, Walter R. Burkley and Laurie D. Neat, each of them singularly, my true and lawful attorneys-in fact, with full power of substitution, and with full power to each of them, to sign for me in my name in the appropriate capacities, all Registration Statements of Emerging Markets Growth Fund, Inc. on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U.S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EFFECTIVE this 21st day of March, 2012.

/s/ David H. Zellner

David H. Zellner

Director

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase